Marketable Securities with Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	$ 1,167,187	$ 1,078,521
Gross unrealized gains up to one year	63	426
Gross unrealized losses up to one year	(1,984)	(507)
Fair value up to one year	1,165,266	1,078,440
Amortized cost, over one year through five years	2,456,715	2,308,920
Gross unrealized gains, over one year through five years	518	2,255
Gross unrealized losses, over one year through five years	(19,918)	(15,078)
Fair value, over one year through five years	2,437,315	2,296,097
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	1,026,555	915,302
Gross unrealized gains up to one year	48	311
Gross unrealized losses up to one year	(1,698)	(446)
Fair value up to one year	1,024,905	915,167
Amortized cost, over one year through five years	1,985,849	1,770,641
Gross unrealized gains, over one year through five years	384	1,903
Gross unrealized losses, over one year through five years	(15,204)	(11,024)
Fair value, over one year through five years	1,971,029	1,761,520
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	112,951	149,972
Gross unrealized gains up to one year	1	99
Gross unrealized losses up to one year	(275)	(61)
Fair value up to one year	112,677	150,010
Amortized cost, over one year through five years	424,619	520,669
Gross unrealized gains, over one year through five years		282
Gross unrealized losses, over one year through five years	(4,687)	(4,052)
Fair value, over one year through five years	419,932	516,899
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	27,681	13,247
Gross unrealized gains up to one year	14	16
Gross unrealized losses up to one year	(11)
Fair value up to one year	27,684	13,263
Amortized cost, over one year through five years	46,247	17,610
Gross unrealized gains, over one year through five years	134	70
Gross unrealized losses, over one year through five years	(27)	(2)
Fair value, over one year through five years	$ 46,354	$ 17,678